Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov. 01, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement® 2055 Fund

(the “Fund”)

(Class T Shares)

(a series of JPMorgan Trust I)

Supplement dated July 15, 2019

to the Prospectus dated November 1, 2018, as supplemented

CHANGE IN BENCHMARK. Effective immediately, the Fund will change one of its benchmarks. The Lipper Mixed-Asset Target 2055+ Funds Average will be removed and the Lipper Mixed-Asset Target 2055 Funds Average will be added.

The first paragraph of “The Fund’s Past Performance” and the “Average Annual Total Returns” table in the “Risk/Return Summary” section of the Prospectus are revised with the following:

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. Because Class T Shares have not yet commenced operations as of the date of this prospectus, the bar chart shows how the performance of the Fund’s Class A Shares (which are not offered in this prospectus) has varied from year to year for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date 2055 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2055 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)

	Past 1 Year	Past 5 Years	Life of Fund (since 1/31/12)
CLASS A SHARES
Return Before Taxes	16.19%	9.95%	10.32%
Return After Taxes on Distributions	15.09	8.98	9.43
Return After Taxes on Distributions and Sale of Fund Shares	9.71	7.56	7.96

S&P TARGET DATE 2055 INDEX[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	20.47	11.70	11.64

LIPPER MIXED-ASSET TARGET 2055 FUNDS AVERAGE[2]
(Reflects No Deduction for Taxes)	20.89	10.84	10.88

1
On 6/1/17, the methodology used to calculate the S&P Target Date 2055 Index was changed. Prior to 6/1/17, the S&P Target Date 2055 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective 6/1/17, the S&P Target Date 2055 Index is comprised of underlying indices of securities.

2	Effective July 15, 2019, the Fund’s benchmark changed from the Lipper Mixed-Asset Target 2055+ Funds Average to the Lipper Mixed-Asset Target 2055 Funds Average.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMorgan SmartRetirement 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement® 2055 Fund

(the “Fund”)

(Class T Shares)

(a series of JPMorgan Trust I)

Supplement dated July 15, 2019

to the Prospectus dated November 1, 2018, as supplemented

CHANGE IN BENCHMARK. Effective immediately, the Fund will change one of its benchmarks. The Lipper Mixed-Asset Target 2055+ Funds Average will be removed and the Lipper Mixed-Asset Target 2055 Funds Average will be added.

The first paragraph of “The Fund’s Past Performance” and the “Average Annual Total Returns” table in the “Risk/Return Summary” section of the Prospectus are revised with the following:

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. Because Class T Shares have not yet commenced operations as of the date of this prospectus, the bar chart shows how the performance of the Fund’s Class A Shares (which are not offered in this prospectus) has varied from year to year for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date 2055 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2055 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)

	Past 1 Year	Past 5 Years	Life of Fund (since 1/31/12)
CLASS A SHARES
Return Before Taxes	16.19%	9.95%	10.32%
Return After Taxes on Distributions	15.09	8.98	9.43
Return After Taxes on Distributions and Sale of Fund Shares	9.71	7.56	7.96

S&P TARGET DATE 2055 INDEX[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	20.47	11.70	11.64

LIPPER MIXED-ASSET TARGET 2055 FUNDS AVERAGE[2]
(Reflects No Deduction for Taxes)	20.89	10.84	10.88

1
On 6/1/17, the methodology used to calculate the S&P Target Date 2055 Index was changed. Prior to 6/1/17, the S&P Target Date 2055 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective 6/1/17, the S&P Target Date 2055 Index is comprised of underlying indices of securities.

2	Effective July 15, 2019, the Fund’s benchmark changed from the Lipper Mixed-Asset Target 2055+ Funds Average to the Lipper Mixed-Asset Target 2055 Funds Average.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. Because Class T Shares have not yet commenced operations as of the date of this prospectus, the bar chart shows how the performance of the Fund’s Class A Shares (which are not offered in this prospectus) has varied from year to year for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date 2055 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2055 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	the bar chart shows how the performance of the Fund’s Class A Shares (which are not offered in this prospectus) has varied from year to year for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because Class T Shares have not yet commenced operations as of the date of this prospectus
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2055 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2055 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the fees and expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	the bar chart shows how the performance of the Fund’s Class A Shares (which are not offered in this prospectus) has varied from year to year for the past five calendar years.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective July 15, 2019, the Fund’s benchmark changed from the Lipper Mixed-Asset Target 2055+ Funds Average to the Lipper Mixed-Asset Target 2055 Funds Average.
JPMorgan SmartRetirement 2055 Fund | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	16.19%
Past 5 Years	rr_AverageAnnualReturnYear05	9.95%
Life of Fund	rr_AverageAnnualReturnSinceInception	10.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2012
JPMorgan SmartRetirement 2055 Fund | Return After Taxes on Distributions | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	15.09%
Past 5 Years	rr_AverageAnnualReturnYear05	8.98%
Life of Fund	rr_AverageAnnualReturnSinceInception	9.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2012
JPMorgan SmartRetirement 2055 Fund | Return After Taxes on Distributions and Sale of Fund Shares | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	9.71%
Past 5 Years	rr_AverageAnnualReturnYear05	7.56%
Life of Fund	rr_AverageAnnualReturnSinceInception	7.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2012
JPMorgan SmartRetirement 2055 Fund | S&P TARGET DATE 2055 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	20.47%	[1]
Past 5 Years	rr_AverageAnnualReturnYear05	11.70%	[1]
Life of Fund	rr_AverageAnnualReturnSinceInception	11.64%	[1]
JPMorgan SmartRetirement 2055 Fund | LIPPER MIXED-ASSET TARGET 2055 FUNDS AVERAGE (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	20.89%	[2]
Past 5 Years	rr_AverageAnnualReturnYear05	10.84%	[2]
Life of Fund	rr_AverageAnnualReturnSinceInception	10.88%	[2]

[1]	On 6/1/17, the methodology used to calculate the S&P Target Date 2055 Index was changed. Prior to 6/1/17, the S&P Target Date 2055 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective 6/1/17, the S&P Target Date 2055 Index is comprised of underlying indices of securities.
[2]	Effective July 15, 2019, the Fund’s benchmark changed from the Lipper Mixed-Asset Target 2055+ Funds Average to the Lipper Mixed-Asset Target 2055 Funds Average.